Financial risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
CDI (percent)	2.00%
Probable scenario for future interest rate (percent)	3.50%
Change in interest rate due to adopted scenario (percent)	75.00%
Financial investments	R$ 979,837	R$ 1,349,666
Deposits	R$ 766,086	R$ 0
Interest rate risk [member] | Deposits
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	160.00%
Interest rate risk [member] | Financial investments
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Scenario with maintaining of CDI (2%) | Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (4,918)
Scenario with maintaining of CDI (2%) | Interest rate risk [member] | Deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(24,515)
Scenario with maintaining of CDI (2%) | Interest rate risk [member] | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	19,597
Probable scenario with increase of 75% (to 3.5%) | Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(8,607)
Probable scenario with increase of 75% (to 3.5%) | Interest rate risk [member] | Deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(42,901)
Probable scenario with increase of 75% (to 3.5%) | Interest rate risk [member] | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ 34,294